Inventories - Breakdown of Inventory Allowances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw material and supplies for production	$ 5,082	$ 7,724
Products-in-progress	75,100	104,970
Finished product	34,450	21,074
Total	$ 114,632	$ 133,768	$ 104,057	$ 75,892